Management Risks - Summary of Financial Assets Individually Evaluated Classified by Rating (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 707,314,000,000	R$ 646,585,000,000
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 699,951,000,000	R$ 640,480,000,000
Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,314,000,000	1,380,000,000
Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,012,000,000	1,436,000,000
Impairment [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	5,037,000,000	3,289,000,000
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 273,760,000,000	R$ 287,743,000,000
Other financial assets, individually evaluated, classified by rating, percentage	38.70%	44.40%
Interbank deposits and securities purchased under agreements to resell [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 273,760,000,000	R$ 287,743,000,000
Held-for-trading financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 270,121,000,000	R$ 204,648,000,000
Other financial assets, individually evaluated, classified by rating, percentage	38.20%	31.70%
Held-for-trading financial assets [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 270,088,000,000	R$ 204,621,000,000
Held-for-trading financial assets [Member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	6,000,000	19,000,000
Held-for-trading financial assets [Member] | Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	27,000,000	8,000,000
Financial assets designated at fair value through profit or loss [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,746,000,000	R$ 1,191,000,000
Other financial assets, individually evaluated, classified by rating, percentage	0.20%	0.20%
Financial assets designated at fair value through profit or loss [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,746,000,000	R$ 1,191,000,000
Derivative assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 22,843,000,000	R$ 24,231,000,000
Other financial assets, individually evaluated, classified by rating, percentage	3.20%	3.70%
Derivative assets [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 21,210,000,000	R$ 23,943,000,000
Derivative assets [Member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,262,000,000	87,000,000
Derivative assets [Member] | Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	371,000,000	201,000,000
Available-for-sale financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 102,284,000,000	R$ 88,277,000,000
Other financial assets, individually evaluated, classified by rating, percentage	14.50%	13.70%
Available-for-sale financial assets [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 98,362,000,000	R$ 83,974,000,000
Available-for-sale financial assets [Member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	46,000,000	980,000,000
Available-for-sale financial assets [Member] | Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	614,000,000	1,227,000,000
Available-for-sale financial assets [Member] | Impairment [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	3,262,000,000	2,096,000,000
Held-to-maturity financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 36,560,000,000	R$ 40,495,000,000
Other financial assets, individually evaluated, classified by rating, percentage	5.20%	6.30%
Held-to-maturity financial assets [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 34,785,000,000	R$ 39,008,000,000
Held-to-maturity financial assets [Member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating		294,000,000
Held-to-maturity financial assets [Member] | Impairment [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,775,000,000	R$ 1,193,000,000